Statement of Changes in Net Assets Available For Benefits - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
INVESTMENT INCOME:
Dividends	$ 13,992,696
Net appreciation in fair value of investments	45,857,678
Total investment income	59,850,374
INTEREST INCOME ON NOTES RECEIVABLE FROM PARTICIPANTS	1,428,357
CONTRIBUTIONS:
Employer	21,982,557
Participant	22,148,144
Rollover	3,234,584
Total contributions	47,365,285
Total additions	108,644,016
DEDUCTIONS:
Benefits paid to participants	53,590,409
Administrative expenses	900,520
Total deductions	54,490,929
Net increase in assets available for benefits	54,153,087
Beginning of year	453,581,932
End of year	$ 507,735,019